Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 7	$ (26)	$ (53)	$ (48)
Debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	0	(22)	(69)	(58)
Debt securities at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 7	$ (4)	$ 16	$ 10